Stock Option Plans (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Feb. 07, 2014	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 16, 2015
Options default term		5 years	5 years 2 months 23 days	5 years 11 months 8 days
Common stock per share	$ 0.07
Stock Option Exercise [Member]
Number of common stock shares issued			645,288
Cashless exercise of a stock option, shares			100,000
Common stock per share			$ 0.155
Number of common stock withheld with aggregate exercise price			124,712
Stock Option Exercise One [Member]
Cashless exercise of a stock option, shares			45,000
Common stock per share			$ 0.06
Stock Option Exercise Two [Member]
Cashless exercise of a stock option, shares			625,000
Common stock per share			$ 0.06
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan	30,420,148
Shares authorized					15,000,000
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member]
Percentage of stock option granted to stockholders		10.00%	10.00%
Options default term		10 years
Generally vest term		4 years
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | Maximum [Member]
Percentage granted to employees at a price per share		100.00%	100.00%
Percentage exercise price per share		110.00%	110.00%
Percentage restricted stock to related parties price per share		100.00%	100.00%